CONVERTIBLE DEBENTURES (Tables)	3 Months Ended
Dec. 31, 2025
CONVERTIBLE DEBENTURES
Schedule of allocation of liability and equity component of First and Second Private Placement

	First	Second
	Private	Private
	Placement	Placement	Total
Closing date	January 16, 2025	January 21, 2025
Principal	$27,500,000	$2,500,000	$30,000,000
Interest rate	2.5%	2.5%	—
Interest payments	Semi-annual	Semi-annual	—
Market rate, unsecured debt(1)	11.48%	11.30%	—
Conversion price of debenture	$20.00	$37.28	—
Warrants	11,000,000	535,000	11,535,000
Warrant price	$20.00	$37.28	—
Underlying price, commn shares	$37.28	$47.20	—
Risk free rate(2)	3.05%	3.05%	—
Volatility	134.16%	134.24%	—
Allocation at closing
Liability component	18,134,195	1,648,150	19,782,345
Deferred tax liability	2,760,664	251,383	3,012,047
Equity component, warrants(3),(4)	6,605,141	600,467	7,205,608
Equity component, conversion feature(4)	nil	nil	nil
	$27,500,000	$2,500,000	$30,000,000
1)	Source Federal Reserve Economic Data, ICE BofA CCC & Lower US High Yield Index Effective Yield.
2)	Sources: Bank of Canada 5-year benchmark rate.
3)	Valued using the Black-Scholes option pricing model.
4)	Pursuant to IFRS Standard IAS 32, where an instrument contains a liability and equity component, the liability component should be determined first, and the residual amount is equity. The Company allocated the residual equity component to the warrants, and no additional amount was allocated to the conversion option.

Schedule of ATW financing

	Amount	Average Exchange	Amount
ATW Notes	US$	Rate	CAD$
Initial Tranche, May 1, 2025	20,000,000	1.36	27,200,000
Conversions into common shares	(9,600,000)	1.38	(13,247,404)
Revaluation	—	—	525,245
Balance, September 30, 2025	$10,400,000	1.39	$14,477,841
Conversions	(900,000)	1.40	(1,259,276)
Revaluation	—	—	(197,633)
Balance, December 31, 2025	$9,500,000	1.37	$13,020,932

Schedule of liability component of convertible debentures

	First Private	Second Private
Convertible debentures	Placement	Placement	ATW	Total
Balance, September 30, 2024	—	—	—	—
Liability component	18,034,396	1,747,949	27,200,000	46,982,345
Accretion	1,364,184	125,287	—	1,489,471
Conversions	—	—	(13,247,404)	(13,247,404)
Revaluation	—	—	525,245	525,245
Balance, September 30, 2025	$19,398,580	$1,873,236	$14,477,841	$35,749,657
Accretion	560,724	50,450	—	611,174
Conversions	—	—	(1,259,276)	(1,259,276)
Revaluation	—	—	(197,633)	(197,633)
Balance, December 31, 2025	$19,959,304	$1,923,686	$13,020,932	$34,903,922